Income taxes - Narrative (Details) - Dec. 31, 2018 € in Thousands, $ in Thousands	USD ($)	EUR (€)
Germany
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognised	$ 205,343	€ 173,733
United States
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognised	3,322
R&D Investment Tax Credits
Disclosure of geographical areas [line items]
Unused tax credits for which no deferred tax asset recognised	$ 5,894